Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net Consists	Property, plant and equipment, net, consists of the following:
	Useful life	March 31, 2023	September 30, 2022
Buildings	20 years	$7,760,602	$7,492,360
Machinery and equipment	5-10 years	1,980,998	77,932
Automobiles	3-5 years	76,664	1,912,525
Office and electric equipment	3-5 years	495,921	477,919
Subtotal		10,314,185	9,960,736
Less: accumulated depreciation		(6,169,825)	(5,710,098)
Property and equipment, net		$4,144,360	$4,250,638